U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

September 6, 2023

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    MANAGER DIRECTED PORTFOLIOS (the “Trust”)
    Securities Act Registration No: 333-133691
    Investment Company Act Registration No: 811-21897

Dear Sir or Madam:

Transmitted herewith via EDGAR on behalf of the Trust, please find the Trust’s Registration Statement on Form N-14 relating to the reorganization of the Vert Global Sustainable Real Estate Fund (the “Existing Fund”), a series of the Trust, into the Vert Global Sustainable Real Estate ETF (the “Acquiring Fund”), a series of the Trust (together, the “Reorganization”).
The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended.
If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (201) 708-9796 or amber.kopp@usbank.com.

Very truly yours,

/s/ Amber C. Kopp
Amber C. Kopp
Assistant Vice President
U.S. Bank Global Fund Services
as Administrator of the Trust

Enclosures